Tax Effects of Items Recorded Directly in Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 403,690	¥ 161,269	¥ 235,274
Less: reclassification adjustments	(65,699)	(70,228)	(33,988)
Total	337,991	91,041	201,286
Pension liability adjustments:
Unrealized gains (losses)	87,654	71,646	34,171
Less: reclassification adjustments	(16)	2,442	5,913
Total	87,638	74,088	40,084
Total tax effect before allocation to noncontrolling interests	¥ 425,629	¥ 165,129	¥ 241,370